Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Discipline Fund ETF (DSCF)
(the “Fund”)
October 16, 2025
Supplement to the Summary Prospectus
dated November 30, 2024

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME AND TICKER SYMBOL EFFECTIVE NOVEMBER 5, 2025.
Name & Ticker Symbol Change
Effective November 5, 2025, the Fund’s name will change to “Defined Duration 10 ETF” and the Fund’s ticker symbol will change to “DDX”. Accordingly, effective November 5, 2025, all references in the Summary Prospectus to “Discipline Fund ETF” are replaced with “Defined Duration 10 ETF” and references to “DSCF” are replaced with “DDX”.
Advisory Fee Reduction
Effective November 5, 2025, the investment advisory fee for the Fund has been reduced to an annual rate of 0.25% of the Fund’s average daily net assets. The following information replaces the sections of the Summary Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example”:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses	0.29%
Less Fee Waiver[3]	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.25%
1     Restated to reflect current fees.
2     “Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
3     The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee to the extent necessary to offset all AFFE. This waiver agreement will continue in effect for the life of the Fund or until terminated sooner only by agreement of the investment adviser and the Fund’s Board of Trustees.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years:
$26	$89	$159	$364

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Discipline Fund ETF (DSCF)
(the “Fund”)
October 16, 2025
Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated November 30, 2024

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME AND TICKER SYMBOL EFFECTIVE NOVEMBER 5, 2025.
Name & Ticker Symbol Change
Effective November 5, 2025, the Fund’s name will change to “Defined Duration 10 ETF” and the Fund’s ticker symbol will change to “DDX”. Accordingly, effective November 5, 2025, all references in the Prospectus and SAI to “Discipline Fund ETF” are replaced with “Defined Duration 10 ETF” and references to “DSCF” are replaced with “DDX”.
Advisory and Sub-Advisory Fee Reduction
Effective November 5, 2025, the investment advisory fee for the Fund has been reduced to an annual rate of 0.25% of the Fund’s average daily net assets and the investment sub-advisory fee for the Fund has been reduced to an annual rate of 0.13% of the Fund’s average daily net assets.
The following information replaces the sections of the Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example”:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.04%
Total Annual Fund Operating Expenses	0.29%
Less Fee Waiver[3]	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.25%
1     Restated to reflect current fees.
2     “Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
3     The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee to the extent necessary to offset all AFFE. This waiver agreement will continue in effect for the life of the Fund or until terminated sooner only by agreement of the investment adviser and the Fund’s Board of Trustees.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years:
$26	$89	$159	$364

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Address Change
The address of the Trust and the Fund’s investment adviser, Empowered Funds, LLC d/b/a EA Advisers (“EA Advisers”), is:
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

All references to the former address (19 E. Eagle Road, Havertown, Pennsylvania 19083) in the Fund’s Prospectus and SAI are hereby replaced with the new address as listed above.
Distributor Change
Effective October 20, 2025, PINE Distributors LLC (“PINE”) will replace Quasar Distributors, LLC as the Fund’s distributor, and all references to the Fund’s current distributor in the Prospectus and SAI will refer to PINE. PINE’s principal address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246. PINE is not affiliated with the Fund or its investment adviser or sub-adviser.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.